UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [       ]; Amendment Number:  _____
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Promistar Trust Company
Address:   551 Main Street
           Johnstown, PA 15901

Form 13F File Number:   28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Kim Craig
Title:     President and Chief Operating Officer
Phone:     814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig               Johnstown, Pennsylvania           February 13, 2001
-------------------         -----------------------           -----------------


Report Type:

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if  no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                  2

Form 13F Information Table Entry Total:                             94

Form 13F Information Table Value Total:                             $155,686
                                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number                    Name

1            28-07666                       Promistar Financial Corporation
2            28-5411                        Promistar Investment Advisors, Inc.


                                                FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABS                          COM        002824100    3695     76311   SH          OTHER     1, 2     75839    11      461
AGILENT TECHNOLOGIES INC             COM        00846U101    641      11719   SH          OTHER     1, 2     11719     0       0
AMERICA ONLINE INC                   COM        02364J104    317      9140    SH          OTHER     1, 2     9140      0       0
AMERICAN EXPRESS CO                  COM        025816109    453      8248    SH          OTHER     1, 2     8248      0       0
AMERICAN GENERAL CORP                COM        026351106    297      3648    SH          OTHER     1, 2     3648      0       0
AMERICAN HOME PRODS CORP             COM        026609107    405      6389    SH          OTHER     1, 2     6389      0       0
AMERICAN INTL GROUP INC              COM        026874107    6235     63267   SH          OTHER     1, 2     62832    30      405
AMGEN INC                            COM        031162100    5154     80624   SH          OTHER     1, 2     80624     0       0
AUTOMATIC DATA PROCESSING INC        COM        053015103    5659     89392   SH          OTHER     1, 2     88621    200     571
BP AMOCO P L C                    SPONSORED     055622104    354      7396    SH          OTHER     1, 2     7396      0       0
                                     ADR
BANK OF AMERICA CORPORATION          COM        060505104    286      6245    SH          OTHER     1, 2     6245      0       0
BANKNORTH GROUP INC NEW              COM        06646R107    256      12892   SH          OTHER     1, 2     12892     0       0
BEA SYS INC                          COM        073325102    909      13516   SH          OTHER     1, 2     13516     0       0
BOEING CO                            COM        097023105    277      4200    SH          OTHER     1, 2     4200      0       0
BRISTOL MYERS SQUIBB CO              COM        110122108    206      2796    SH          OTHER     1, 2     2796      0       0
CARDINAL HEALTH INC                  COM        14149Y108    537      5398    SH          OTHER     1, 2     5398      0       0
CENDANT CORP                         COM        151313103    453      47152   SH          OTHER     1, 2     47152     0       0
CISCO SYS INC                        COM        17275R102    5850    152959   SH          OTHER     1, 2    151445    400     1114
CISCO SYS INC                        COM        17275R102    206      5391    SH         DEFINED     1       5391      0       0
CITIGROUP INC                        COM        172967101    6487    127066   SH          OTHER     1, 2    123684    88      3294
COCA COLA CO                         COM        191216100    333      5475    SH          OTHER     1, 2     5475      0       0
COMPUTER ASSOC INTL INC              COM        204912109    277      14237   SH          OTHER     1, 2     14237     0       0
DELL COMPUTER CORP                   COM        247025109    852      48922   SH          OTHER     1, 2     48752    100      70
DU PONT E I DE NEMOURS & CO          COM        263534109    232      4817    SH          OTHER     1, 2     4817      0       0
E M C CORP MASS                      COM        268648102    7415    111513   SH          OTHER     1, 2    111223    290      0
EASTMAN KODAK CO                     COM        277461109    316      8047    SH          OTHER     1, 2      35       0      8012
ENRON CORP                           COM        293561106    248      2989    SH          OTHER     1, 2     2989      0       0
EXXON MOBIL CORP                     COM        30231G102    1770     20379   SH          OTHER     1, 2     20379     0       0


FEDERAL HOME LN MTG ASSN             COM        313400301    4031     58533   SH          OTHER     1, 2     58144    25      364
FEDERAL                              COM        313586109    499      5760    SH          OTHER     1, 2     5760      0       0
FIRST COMWLTH FINL CORP PA           COM        319829107    199      19956   SH          OTHER     1, 2     18956     0      1000
GEMSTAR-TV GUIDE INTL INC            COM        36866W106    483      10474   SH          OTHER     1, 2     10474     0       0
GENERAL ELEC CO                      COM        369604103    5800    121019   SH          OTHER     1, 2    120305    42      672
GENERAL ELEC CO                      COM        369604103    432      9019    SH         DEFINED     1       6019      0      3000
GILLETTE CO                          COM        375766102    1347     37305   SH          OTHER     1, 2     36855    17      433
HEINZ H J CO                         COM        423074103    220      4650    SH          OTHER     1, 2     4650      0       0
HEWLETT PACKARD CO                   COM        428236103    511      16198   SH          OTHER     1, 2     16198     0       0
HOME DEPOT INC                       COM        437076102    1733     37940   SH          OTHER     1, 2     37842     0       98
HONEYWELL INTL INC                   COM        438516106    393      8325    SH          OTHER     1, 2     8325      0       0
HUNTINGTON BANCSHARES INC            COM        446150104    5478    338609   SH          OTHER     1, 2    338609     0       0
INTEL CORP                           COM        458140100    3795    126283   SH          OTHER     1, 2    125468     0      815
INTERNATIONAL BUSINESS MACHS         COM        459200101    4953     58272   SH          OTHER     1, 2     57950    22      300
INTERNATIONAL BUSINESS MACHS         COM        459200101    214      2523    SH         DEFINED     1       1523      0      1000
ISHARES TR                        S & P 500     464287200    459      3500    SH          OTHER     1, 2     3500      0       0
                                    INDEX
JOHNSON & JOHNSON                    COM        478160104    661      6295    SH          OTHER     1, 2     6295      0       0
JUNIPER NETWORKS INC                 COM        48203R104    552      4385    SH          OTHER     1, 2     4385      0       0
LILLY ELI & CO                       COM        532457108    799      8587    SH          OTHER     1, 2     8587      0       0
LINEAR TECHNOLOGY CORP               COM        535678106    968      20951   SH          OTHER     1, 2     20951     0       0
MBNA CORP                            COM        55262L100    4894    132530   SH          OTHER     1, 2    131569    63      898
MAXIM INTEGRATED PRODS INC           COM        57772K101    868      18174   SH          OTHER     1, 2     18174     0       0
MCDONALDS CORP                       COM        580135101    301      8880    SH          OTHER     1, 2     8880      0       0
MEDTRONIC INC                        COM        585055106    6012     99593   SH          OTHER     1, 2     97341    48      2204
MELLON FINL CORP                     COM        58551A108    333      6787    SH          OTHER     1, 2     6787      0       0
MERCK & CO INC                       COM        589331107    5871     62715   SH          OTHER     1, 2     62381    20      314
MERCK & CO INC                       COM        589331107    404      4318    SH         DEFINED     1       4318      0       0
MERRILL LYNCH & CO INC               COM        590188108    6078     89150   SH          OTHER     1, 2     88422    100     628
MICROSOFT CORP                       COM        594918104    1898     43778   SH          OTHER     1, 2     43426    30      322
MICRON TECHNOLOGY INC                COM        595112103    433      12202   SH          OTHER     1, 2     12202     0       0
MORGAN J P & CO INC                  COM        616880100    206      1250    SH          OTHER     1, 2     1250      0       0
MYLAN LABS INC                       COM        628530107    218      8668    SH          OTHER     1, 2     8668      0       0
NATIONAL CITY CORP                   COM        635405103    247      8600    SH          OTHER     1, 2     8600      0       0
NORTEL NETWORKS CORP NEW             COM        656568102    296      9235    SH          OTHER     1, 2     9235      0       0


NORTHERN TR CORP                     COM        665859104    5843     71654   SH          OTHER     1, 2     71036    100     518
ORACLE CORP                          COM        68389X105    2354     81036   SH          OTHER     1, 2     80736    200     100
PNC FINL SVCS GROUP INC              COM        693475105    279      3830    SH          OTHER     1, 2     3830      0       0
PEPSICO INC                          COM        713448108    832      16790   SH          OTHER     1, 2     16790     0       0
PFIZER INC                           COM        717081103    3042     66143   SH          OTHER     1, 2     65906     6      231
PROCTER & GAMBLE CO                  COM        742718109    565      7210    SH          OTHER     1, 2     7210      0       0
PROMISTAR FINL CORP                  COM        74342Y107    2684    154348   SH          OTHER     1, 2    154348     0       0
PROMISTAR FINL CORP                  COM        74342Y107    431      24800   SH         DEFINED     1       24700     0      100
QUALCOMM INC                         COM        747525103    315      3834    SH          OTHER     1, 2     3834      0       0
RAMBUS INC DEL                       COM        750917106    939      26000   SH          OTHER     1, 2     26000     0       0
S & T BANCORP INC                    COM        783859101    260      12032   SH          OTHER     1, 2     12032     0       0
SBC COMMUNICATIONS INC               COM        78387G103    924      19356   SH          OTHER     1, 2     19356     0       0
SBC COMMUNICATIONS INC               COM        78387G103    243      5105    SH         DEFINED     1       4309      0      796
SAFEWAY INC                          COM        786514208    4530     72496   SH          OTHER     1, 2     72032    35      429
SCHERING PLOUGH CORP                 COM        806605101    512      9033    SH          OTHER     1, 2     9033      0       0
SCHLUMBERGER LTD                     COM        806857108    246      3083    SH          OTHER     1, 2     3083      0       0
SCHWAB CHARLES CORP NEW              COM        808513105    2353     82975   SH          OTHER     1, 2     82975     0       0
STRYKER CORPORATION                  COM        863667101    202      4000    SH          OTHER     1, 2     4000      0       0
SUN MICROSYSTEMS                     COM        866810104    362      13000   SH          OTHER     1, 2     13000     0       0
SUSQUEHANNA BANCSHARES INC PA        COM        869099101    826      50100   SH          OTHER     1, 2     50100     0       0
TELLABS INC                          COM        879664100    578      10234   SH          OTHER     1, 2     10234     0       0
TEXTRON INC                          COM        883203101    825      17755   SH          OTHER     1, 2     17755     0       0
THREE RIVS BANCORP INC               COM        88562Q107    407      49343   SH          OTHER     1, 2     49343     0       0
TYCO INTL LTD NEW                    COM        902124106    3898     70244   SH          OTHER     1, 2     70244     0       0
TYCO INTL LTD NEW                    COM        902124106    226      4075    SH         DEFINED     1       4075      0       0
US BANCORP DEL                       COM        902973106    510      17488   SH          OTHER     1. 2     17488     0       0
USBANCORP INC PA                     COM        917292104    414      97492   SH          OTHER     1, 2     97492     0       0
VERIZON COMMUNICATIONS               COM        92343V104    1512     30182   SH          OTHER     1, 2     30182     0       0
VERITAS SOFTWARE CO                  COM        923436109    227      2600    SH          OTHER     1, 2     2600      0       0
VIACOM INC                          CL B        925524308    4632     99093   SH          OTHER     1, 2     98319    45      729
WAL MART STORES INC                  COM        931142103    2862     53890   SH          OTHER     1, 2     53339     0      551
WORLDCOM INC GA NEW                  COM        98157D106    147      10477   SH          OTHER     1, 2     10477     0       0
                                                            ------   -------                                -------  ----    -----
GRAND TOTALS                                                155686   3544290                                3512989  1872    29429
